Capital stock (Tables)	12 Months Ended
Apr. 30, 2012
Number of Capital Stock and CPECs

	Number of capital stock and CPECs issued
	Capital stock	CPECs

April 30, 2009	12,500	1,205,624,393
Conversion of series A CPECs	1,184,667,289	(1,184,667,289)
Conversion of series B CPECs	15,375,200	(15,375,200)
Conversion of series C CPECs	5,581,904	(5,581,904)
Redemption of capital stock	(20,957,104)	—

April 30, 2010	1,184,679,789	—
Capital stock	113,978	—

April 30, 2011	1,184,793,767	—
Capital stock	43,584,003	—

April 30, 2012	1,228,377,770	—